Note 9 - Equity - Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Shares Outstanding (in shares)	1,305,000	1,205,000	1,205,000
Outstanding, weighted average exercise price (in dollars per share)	$ 8.29	$ 8.70	$ 8.70
Outstanding, weighted average contractual term (Year)	219 days	328 days	1 year 182 days	1 year 182 days
Shares Granted (in shares)		150,000	0
Granted, weighted average exercise price (in dollars per share)		$ 2.50
Granted, weighted average contractual term (Year)		4 years
Stock issued for options exercised (in shares)		50,000
Exercised, weighted average exercise price (in dollars per share)		$ 0.75
Exercised, weighted average contractual term (Year)		2 years
Shares Outstanding (in shares)	1,305,000	1,305,000	1,205,000	1,205,000
Outstanding, weighted average exercise price (in dollars per share)	$ 8.29	$ 8.29	$ 8.70	$ 8.70
Shares Vested and expected to vest (in shares)		1,305,000
Vested and expected to vest, weighted average exercise price (in dollars per share)		$ 8.29
Vested and expected to vest, weighted average contractual term (Year)		328 days
Shares Exercisable (in shares)		1,305,000
Exercisable, weighted average exercise price (in dollars per share)		$ 8.29
Exercisable, weighted average contractual term (Year)		328 days